Segment information - Summary of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings and loss information
Revenue	$ 940,914	$ 1,026,685
Production costs	449,748	445,183
Depreciation and amortization	200,958	218,084
Earnings (loss) from mine operations	290,208	363,418
Other significant items of income and expense
Reversal of impairment	13,926
Write-down (reversal) of assets	9,106	38,660
Exploration and evaluation expenses	18,314	12,493
Income tax expense	139,970	82,361
Net loss from discontinued operations, net of tax	146,802	6,352
Capital expenditure information
Additions to property, plant and equipment during the period	292,769	198,424
Information about assets and liabilities
Property, plant and equipment	4,003,211	4,042,199	$ 4,091,252
Goodwill	92,591	92,591
Information about assets and liabilities	4,095,802	4,134,790
Debt, including current portion	489,763	501,132
Turkey
Earnings and loss information
Revenue	486,069	588,188
Production costs	189,841	201,895
Depreciation and amortization	91,728	96,469
Earnings (loss) from mine operations	204,500	289,824
Other significant items of income and expense
Reversal of impairment	0
Write-down (reversal) of assets	3,442	209
Exploration and evaluation expenses	4,384	2,192
Income tax expense	93,144	68,793
Net loss from discontinued operations, net of tax	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	136,587	88,894
Information about assets and liabilities
Property, plant and equipment	841,000	789,186
Goodwill	0	0
Information about assets and liabilities	841,000	789,186
Debt, including current portion	0	0
Canada
Earnings and loss information
Revenue	273,358	257,267
Production costs	98,987	78,309
Depreciation and amortization	60,622	70,335
Earnings (loss) from mine operations	113,749	108,623
Other significant items of income and expense
Reversal of impairment	0
Write-down (reversal) of assets	(2)	0
Exploration and evaluation expenses	7,885	2,978
Income tax expense	36,622	28,412
Net loss from discontinued operations, net of tax	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	89,402	59,832
Information about assets and liabilities
Property, plant and equipment	704,663	596,081
Goodwill	92,591	92,591
Information about assets and liabilities	797,254	688,672
Debt, including current portion	0	0
Greece
Earnings and loss information
Revenue	181,487	181,230
Production costs	160,920	164,979
Depreciation and amortization	48,608	51,280
Earnings (loss) from mine operations	(28,041)	(35,029)
Other significant items of income and expense
Reversal of impairment	13,926
Write-down (reversal) of assets	5,666	40,030
Exploration and evaluation expenses	573	592
Income tax expense	8,307	(8,763)
Net loss from discontinued operations, net of tax	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	59,965	42,638
Information about assets and liabilities
Property, plant and equipment	2,018,440	2,027,612
Goodwill	0	0
Information about assets and liabilities	2,018,440	2,027,612
Debt, including current portion	0	0
Romania
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings (loss) from mine operations	0	0
Other significant items of income and expense
Reversal of impairment	0
Write-down (reversal) of assets	0	(1,579)
Exploration and evaluation expenses	3,528	4,987
Income tax expense	1,897	(6,081)
Net loss from discontinued operations, net of tax	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	0	6
Information about assets and liabilities
Property, plant and equipment	423,503	414,118
Goodwill	0	0
Information about assets and liabilities	423,503	414,118
Debt, including current portion	0	0
Brazil
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings (loss) from mine operations	0	0
Other significant items of income and expense
Reversal of impairment	0
Write-down (reversal) of assets	0	0
Exploration and evaluation expenses	0	0
Income tax expense	0	0
Net loss from discontinued operations, net of tax	146,802	6,352
Capital expenditure information
Additions to property, plant and equipment during the period	0	0
Information about assets and liabilities
Property, plant and equipment	0	205,432
Goodwill	0	0
Information about assets and liabilities	0	205,432
Debt, including current portion	0	0
Other
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings (loss) from mine operations	0	0
Other significant items of income and expense
Reversal of impairment	0
Write-down (reversal) of assets	0	0
Exploration and evaluation expenses	1,944	1,744
Income tax expense	0	0
Net loss from discontinued operations, net of tax	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	6,815	7,054
Information about assets and liabilities
Property, plant and equipment	15,605	9,770
Goodwill	0	0
Information about assets and liabilities	15,605	9,770
Debt, including current portion	$ 489,763	$ 501,132